Lease Liabilities - Schedule of Amounts Recognized in Profit or Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Expenses of Lease Liabilities [Abstract]
Depreciation of right-of-use assets (Note 13)	$ 69,241	$ 69,241	$ 69,241
Interest expense on lease liabilities (Note 16)	16,761	22,487	$ 27,774
– Expenses relating to short-term leases (include in cost of sales)	30,100	30,240
Total depreciation - right-of-use assets	$ 116,102	$ 121,968